Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
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Balances of Receivables and Payables with Affiliates and Joint Ventures
The balances of receivables and payables with affiliates and joint ventures as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Receivables:
Affiliates	¥50,113	¥102,131
Joint ventures	212,913	274,709

Total	¥263,026	¥376,840

Payables:
Affiliates	¥241,204	¥213,517
Joint ventures	71,737	84,295

Total	¥312,941	¥297,812

Amount of Transactions with Affiliates and Joint Ventures
The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Sales revenue:
Affiliates	¥141,323	¥152,256	¥162,973
Joint ventures	818,607	565,207	481,988

Total	¥959,930	¥717,463	¥644,961

Purchase:
Affiliates	¥1,620,755	¥1,731,349	¥1,686,392
Joint ventures	442,035	362,495	439,806

Total	¥2,062,790	¥2,093,844	¥2,126,198

Compensation Paid to Directors
Compensation paid to the directors and executive officers of the Company for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Remuneration	¥1,209	¥1,176	¥1,308
STI (Short Term Incentive)	612	471	147
LTI (Long Term Incentive)	453	380	112

Total	¥2,274	¥2,027	¥1,567

Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2026 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation, Research & Development, Manufacturing and Sales	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Development and Manufacturing of America, LLC	U.S.A.	Research & Development and Manufacturing	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0
Honda Automoveis do Brazil Ltda.	Brazil	Manufacturing and Sales	100.0
Banco Honda S.A	Brazil	Finance	100.0